11. Employee and Director Benefit Programs (Details 3) $ in Thousands	Dec. 31, 2018 USD ($)
Employee And Director Benefit Programs Details 3Abstract
2019	$ 235
2020	353
2021	353
2022	342
2023	342
Thereafter	$ 8,709